Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 04, 2020	Jun. 30, 2019
Cover [Abstract]
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Public Float			$ 479,616,359
Entity Common Stock, Shares Outstanding		22,109,669
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Address, State or Province	MI